Risk Management and Financial Instruments - Schedule of Estimated Fair Value (Parentheticals) (Details)	Dec. 31, 2024
JBS Lux 2027 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	2.50%
JBS Lux 2028 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.13%
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2029 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.50%
JBS Lux 2030 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.50%
JBS Lux 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.75%
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.625%
JBS Lux 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	5.75%
JBS Lux 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.75%
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	4.375%
JBS Lux 2052 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.50%
JBS Lux 2053 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	7.25%
PPC 2031 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	4.25%
PPC 2032 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	3.50%
PPC 2033 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.25%
PPC 2034 [Member]
Risk Management and Financial Instruments - Schedule of Estimated Fair Value [Line Items]
Notes	6.875%